Other Items/ Subsequent Events - Additional Information (Detail) - 2020 Equity Incentive Plan		12 Months Ended
	Jul. 07, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Option granted | shares	5,055,839	282,000
Modified Share Option Granted Exercise Price | American Depositary Share
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, share options granted | $ / shares	$ 0.52